UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 1,873	$ 1,106	$ 1,045	$ 1,050
Financial assets	484	361
Accounts and other receivable, net	3,676	3,454
Inventory, net	1,254	1,068
Assets held for sale	96	14
Other assets	445	430
Current assets	7,828	6,433
Financial assets	462	423
Accounts and other receivable, net	778	908
Other assets	73	79
Property, plant and equipment	2,575	2,530
Deferred income tax assets	256	174
Intangible assets	2,909	3,094
Equity accounted investments	483	609		166
Goodwill	1,677	1,554
Total assets	17,041	15,804
Liabilities
Accounts payable and other	5,454	4,865
Liabilities associated with assets held for sale	15	0
Borrowings	606	825
Current liabilities	6,075	5,690
Accounts payable and other	731	773
Borrowings	4,473	2,440
Deferred income tax liabilities	807	837
Total liabilities	12,086	9,740
Equity
Limited partners	1,477	1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,348	1,453
Interest of others in operating subsidiaries	2,130	3,026
Total equity	4,955	6,064	$ 5,314	$ 4,038
Total liabilities and equity	$ 17,041	$ 15,804